Derivative Instruments - Schedule of Cash Flow Hedging Relationship on Income and Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized (losses) gains arising during the period	$ (3,488)	$ 364	$ 3,017
Foreign exchange forward contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized (losses) gains arising during the period	(643)	110	2,082
Foreign exchange option contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized (losses) gains arising during the period	$ (2,845)	$ 254	$ 935